JPC
Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 157.8% (99.1% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 71.6% (45.0% of Total Investments)
	Automobiles – 2.4%
$2,810	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$2,908,350
11,070	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	10,808,126
9,100	General Motors Financial Co Inc	6.500%	N/A (3)	BB+	9,054,500
	Total Automobiles				22,770,976
	Banks – 33.3%
4,130	Bank of America Corp, (4)	6.250%	N/A (3)	BBB	4,491,375
31,190	Bank of America Corp, (5)	6.500%	N/A (3)	BBB	34,870,576
1,980	Bank of America Corp	6.300%	N/A (3)	BBB	2,247,300
13,535	CIT Group Inc	5.800%	N/A (3)	Ba3	13,433,487
9,256	Citigroup Inc	5.950%	N/A (3)	BBB-	9,700,288
6,945	Citigroup Inc	6.300%	N/A (3)	BBB-	7,209,292
16,055	Citigroup Inc, (5)	6.250%	N/A (3)	BBB-	17,934,719
6,395	Citigroup Inc	5.000%	N/A (3)	BBB-	6,422,530
3,455	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	3,459,077
4,159	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (5), (6)	4.194%	N/A (3)	BB+	4,027,326
3,150	CoBank ACB, 144A, (5)	6.250%	N/A (3)	BBB+	3,339,000
1,180	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,354,440
2,395	Farm Credit Bank of Texas, 144A, (5)	5.700%	N/A (3)	Baa1	2,577,020
1,900	Fifth Third Bancorp, (5)	4.500%	N/A (3)	Baa3	1,919,000
2,314	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	3,922,230
2,110	Huntington Bancshares Inc/OH	4.450%	N/A (3)	Baa3	2,099,450
3,025	Huntington Bancshares Inc/OH, (5)	5.700%	N/A (3)	Baa3	2,902,518
6,235	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	6,975,406
7,585	JPMorgan Chase & Co, (4)	5.000%	N/A (3)	BBB+	7,585,000
2,420	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	2,541,879
35,770	JPMorgan Chase & Co, (4), (5)	6.750%	N/A (3)	BBB+	39,109,437
2,485	KeyCorp	5.000%	N/A (3)	Baa3	2,553,338
12,655	Lloyds Bank PLC, 144A, (5)	12.000%	N/A (3)	Baa3	14,145,505
1,880	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,972,430
6,970	M&T Bank Corp, (4), (5)	6.450%	N/A (3)	Baa2	7,475,325
23,197	PNC Financial Services Group Inc, (4), (5)	6.750%	N/A (3)	Baa2	23,684,137
2,222	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	2,375,430

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,520	Regions Financial Corp	5.750%	N/A (3)	BB+	$6,984,550
9,948	Truist Financial Corp	4.950%	N/A (3)	Baa2	10,544,880
13,890	Truist Financial Corp, (4)	4.800%	N/A (3)	Baa2	14,003,203
2,470	Truist Financial Corp, (4)	5.050%	N/A (3)	Baa2	2,419,612
1,600	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (6)	1.384%	N/A (3)	A3	1,240,800
5,978	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	5,985,174
1,385	Wells Fargo & Co, (5)	7.950%	11/15/29	Baa1	1,835,407
4,070	Wells Fargo & Co, (4)	5.900%	N/A (3)	Baa2	4,105,485
19,929	Wells Fargo & Co, (4)	5.875%	N/A (3)	Baa2	21,381,441
1,105	Zions Bancorp NA	5.800%	N/A (3)	BB+	1,069,088
11,196	Zions Bancorp NA	7.200%	N/A (3)	BB+	11,576,664
	Total Banks				311,473,819
	Capital Markets – 3.8%
2,550	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	2,728,500
4,325	Charles Schwab Corp	7.000%	N/A (3)	BBB	4,508,813
8,920	Charles Schwab Corp, (4)	5.375%	N/A (3)	BBB	9,767,400
4,205	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (6)	4.165%	N/A (3)	BBB-	4,141,925
4,711	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	5,017,215
6,074	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	6,514,365
2,815	Morgan Stanley, (3-Month LIBOR reference rate + 3.810% spread), (5), (6)	4.047%	N/A (3)	Baa3	2,748,031
	Total Capital Markets				35,426,249
	Commercial Services & Supplies – 0.7%
7,560	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	6,690,600
	Consumer Finance – 0.6%
5,985	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (5), (6)	4.046%	N/A (3)	Baa3	5,461,312
	Diversified Financial Services – 3.4%
14	Compeer Financial ACA, 144A, (5)	6.750%	N/A (3)	BB+	14,248,000
1,945	Discover Financial Services	6.125%	N/A (3)	Ba2	2,096,710
3,335	Equitable Holdings Inc, (4)	4.950%	N/A (3)	BBB-	3,435,050
11,928	Voya Financial Inc, (5)	6.125%	N/A (3)	BBB-	12,256,020
	Total Diversified Financial Services				32,035,780
	Electric Utilities – 3.9%
2,345	Electricite de France SA, 144A, (5)	5.250%	N/A (3)	BBB	2,430,827
20,925	Emera Inc, (5)	6.750%	6/15/76	BB+	23,174,437
7,475	NextEra Energy Capital Holdings Inc, (5)	5.650%	5/01/79	BBB	8,415,639

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$2,165	Southern Co, (7)	4.000%	1/15/51	BBB	$2,201,629
	Total Electric Utilities				36,222,532
	Food Products – 4.4%
2,245	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	2,053,538
7,035	Land O' Lakes Inc, 144A, (5)	7.000%	N/A (3)	BB	6,331,500
3,980	Land O' Lakes Inc, 144A, (5)	7.250%	N/A (3)	BB	3,701,400
29,840	Land O' Lakes Inc, 144A, (5)	8.000%	N/A (3)	BB	29,541,600
	Total Food Products				41,628,038
	Independent Power & Renewable Electricity Producers – 0.5%
1,350	AES Gener SA, 144A, (5)	7.125%	3/26/79	BB	1,395,686
2,775	AES Gener SA, 144A	6.350%	10/07/79	BB	2,795,119
	Total Independent Power & Renewable Electricity Producers				4,190,805
	Industrial Conglomerates – 1.2%
13,573	General Electric Co, (4)	5.000%	N/A (3)	BBB-	11,090,838
	Insurance – 13.0%
2,015	Aegon NV	5.500%	4/11/48	Baa1	2,190,881
1,550	American International Group Inc, (7)	5.750%	4/01/48	Baa2	1,736,843
9,409	Assurant Inc	7.000%	3/27/48	BB+	10,242,921
13,994	Assured Guaranty Municipal Holdings Inc, 144A, (7)	6.400%	12/15/66	BBB+	13,693,036
2,465	AXIS Specialty Finance LLC, (4)	4.900%	1/15/40	BBB	2,493,346
2,395	Enstar Finance LLC, (5)	5.750%	9/01/40	BB+	2,433,589
7,117	Liberty Mutual Group Inc, 144A, (5)	7.800%	3/15/37	Baa3	8,712,694
5,075	Markel Corp	6.000%	N/A (3)	BBB-	5,392,188
11,660	MetLife Capital Trust IV, 144A, (5)	7.875%	12/15/37	BBB	16,090,800
4,755	MetLife Inc, 144A, (5), (7)	9.250%	4/08/38	BBB	6,849,799
3,730	MetLife Inc	3.850%	N/A (3)	BBB	3,740,668
1,430	MetLife Inc	5.875%	N/A (3)	BBB	1,585,212
575	Nationwide Financial Services Capital Trust, (5)	7.899%	3/01/37	Baa2	692,703
9,550	Nationwide Financial Services Inc, (7)	6.750%	5/15/37	Baa2	11,210,382
2,485	PartnerRe Finance B LLC, (7)	4.500%	10/01/50	Baa1	2,485,894
5,065	Provident Financing Trust I	7.405%	3/15/38	BB+	5,765,152
745	Prudential Financial Inc, (7)	3.700%	10/01/50	BBB+	761,763
11,910	QBE Insurance Group Ltd, 144A, (4)	7.500%	11/24/43	Baa1	13,359,272
1,740	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,938,586
1,295	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	1,382,413

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$11,075	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	$9,192,250
	Total Insurance				121,950,392
	Multi-Utilities – 2.0%
6,420	CenterPoint Energy Inc, (4)	6.125%	N/A (3)	BBB-	6,495,495
850	CMS Energy Corp, (7)	4.750%	6/01/50	Baa2	908,610
3,195	NiSource Inc, (4)	5.650%	N/A (3)	BBB-	3,195,000
7,635	Sempra Energy	4.875%	N/A (3)	BBB-	7,940,400
	Total Multi-Utilities				18,539,505
	Oil, Gas & Consumable Fuels – 1.2%
3,765	Enbridge Inc	5.750%	7/15/80	BBB-	3,837,479
1,585	MPLX LP	6.875%	N/A (3)	BB+	1,331,654
4,325	Transcanada Trust, (5)	5.875%	8/15/76	BBB	4,596,178
1,400	Transcanada Trust	5.500%	9/15/79	BBB	1,434,216
	Total Oil, Gas & Consumable Fuels				11,199,527
	Trading Companies & Distributors – 0.2%
2,905	AerCap Holdings NV	5.875%	10/10/79	BB+	2,300,208
	U.S. Agency – 0.6%
5,835	Farm Credit Bank of Texas, 144A, (5)	6.200%	N/A (3)	BBB+	5,835,000
	Wireless Telecommunication Services – 0.4%
2,810	Vodafone Group PLC	7.000%	4/04/79	BB+	3,334,958
	Total $1,000 Par (or similar) Institutional Preferred (cost $642,685,048)				670,150,539

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 44.2% (27.7% of Total Investments)
	Banks – 12.7%
63,000	Bank of America Corp	4.375%	BBB	$1,575,000
396,377	Citigroup Inc	7.125%	BBB-	11,209,542
163,775	CoBank ACB, 144A, (8)	6.250%	BBB+	17,114,487
38,725	CoBank ACB, (8)	6.125%	BBB+	3,930,587
93,724	CoBank ACB, (8)	6.200%	BBB+	9,934,744
165,500	Farm Credit Bank of Texas, 144A, (5), (8)	6.750%	Baa1	17,708,500
253,793	Fifth Third Bancorp	6.625%	Baa3	7,177,266
178,757	FNB Corp/PA, (5)	7.250%	Ba1	4,931,906
431,600	Huntington Bancshares Inc/OH	6.250%	Baa3	11,057,592
170,075	KeyCorp	6.125%	Baa3	4,808,020
72,962	People's United Financial Inc	5.625%	BB+	1,979,459
279,461	Regions Financial Corp, (5)	6.375%	BB+	7,936,693
61,900	Regions Financial Corp	5.700%	BB+	1,699,155

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
91,115	Synovus Financial Corp	5.875%	BB-	$2,348,034
66,100	Truist Financial Corp	4.750%	Baa2	1,724,549
163,600	US Bancorp	6.500%	A3	4,363,212
68,200	Wells Fargo & Co	4.750%	Baa2	1,703,636
223,777	Western Alliance Bancorp, (5)	6.250%	N/R	5,730,929
91,847	Wintrust Financial Corp	6.875%	BB	2,444,967
	Total Banks			119,378,278
	Capital Markets – 5.8%
38,261	B Riley Financial Inc, (5)	7.500%	N/R	943,134
104,318	Charles Schwab Corp	6.000%	BBB	2,658,023
79,169	Charles Schwab Corp	5.950%	BBB	2,050,477
53,425	Cowen Inc, (5)	7.350%	N/R	1,351,118
57,142	Goldman Sachs Group Inc	5.500%	Ba1	1,497,692
773,366	Morgan Stanley, (5)	7.125%	Baa3	22,234,272
119,693	Morgan Stanley	6.875%	Baa3	3,344,222
209,211	Morgan Stanley	5.850%	Baa3	5,895,566
133,452	Morgan Stanley	6.375%	Baa3	3,771,354
33,745	State Street Corp	5.350%	Baa1	957,008
212,859	Stifel Financial Corp, (5)	6.250%	BB-	5,521,562
145,846	Stifel Financial Corp	6.250%	BB-	3,955,344
	Total Capital Markets			54,179,772
	Consumer Finance – 2.8%
84,573	Capital One Financial Corp, (5)	5.000%	Baa3	2,127,011
782,345	GMAC Capital Trust I, (5)	6.065%	BB-	20,137,561
165,847	Synchrony Financial	5.625%	BB-	4,161,101
	Total Consumer Finance			26,425,673
	Diversified Financial Services – 2.1%
84,200	AgriBank FCB, (8)	6.875%	BBB+	9,051,500
114,400	Equitable Holdings Inc	5.250%	BBB-	2,893,176
276,483	Voya Financial Inc	5.350%	BBB-	7,849,352
	Total Diversified Financial Services			19,794,028
	Diversified Telecommunication Services – 0.9%
68,800	AT&T Inc, (5)	4.750%	BBB	1,739,952
90,587	Qwest Corp	7.000%	BBB-	2,312,686

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Telecommunication Services (continued)
157,700	Qwest Corp	6.750%	BBB-	$4,120,701
	Total Diversified Telecommunication Services			8,173,339
	Electric Utilities – 0.3%
100,000	Duke Energy Corp	5.750%	BBB	2,820,000
	Food Products – 4.3%
337,011	CHS Inc, (5)	7.875%	N/R	9,426,198
502,606	CHS Inc	7.100%	N/R	13,791,509
468,864	CHS Inc	6.750%	N/R	12,420,207
23,000	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	2,047,000
23,900	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	2,127,100
	Total Food Products			39,812,014
	Insurance – 11.3%
274,600	American Equity Investment Life Holding Co, (4)	5.950%	BB	6,837,540
137,600	American Equity Investment Life Holding Co	6.625%	BB	3,585,856
302,283	Argo Group US Inc, (5)	6.500%	BBB-	7,780,764
355,706	Aspen Insurance Holdings Ltd	5.950%	BB+	9,315,940
66,100	Aspen Insurance Holdings Ltd	5.625%	BB+	1,688,194
396,533	Athene Holding Ltd, (5)	6.350%	BBB-	10,619,154
369,552	Athene Holding Ltd	6.375%	BBB-	9,940,949
66,600	Axis Capital Holdings Ltd	5.500%	BBB	1,696,968
68,900	Delphi Financial Group Inc, (8)	3.470%	BBB	1,309,100
454,698	Enstar Group Ltd, (4), (5)	7.000%	BB+	12,104,061
253,114	Globe Life Inc, (5)	6.125%	BBB+	6,548,059
255,780	Hartford Financial Services Group Inc, (5)	7.875%	Baa2	7,023,719
219,645	Maiden Holdings North America Ltd	7.750%	N/R	4,808,029
76,400	National General Holdings Corp	7.500%	N/R	1,929,100
180,564	National General Holdings Corp	7.500%	N/R	4,570,075
88,895	National General Holdings Corp, (5)	7.625%	N/R	2,271,267
238,820	PartnerRe Ltd, (5)	7.250%	BBB	6,240,367
113,445	Reinsurance Group of America Inc, (5)	6.200%	BBB+	2,992,679
172,400	Reinsurance Group of America Inc	5.750%	BBB+	4,692,728
	Total Insurance			105,954,549
	Internet & Direct Marketing Retail – 0.3%
121,702	eBay Inc	6.000%	BBB+	3,109,486
	Multi-Utilities – 0.8%
271,210	Algonquin Power & Utilities Corp, (5)	6.200%	BB+	7,300,973
	Oil, Gas & Consumable Fuels – 0.7%
139,826	NuStar Energy LP	8.500%	B2	2,618,941
84,294	NuStar Energy LP	7.625%	B2	1,395,065

Shares	Description (1)	Coupon	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
118,320	NuStar Logistics LP	6.971%	B	$2,217,317
	Total Oil, Gas & Consumable Fuels			6,231,323
	Thrifts & Mortgage Finance – 0.9%
103,924	Federal Agricultural Mortgage Corp	6.000%	N/R	2,794,153
215,599	New York Community Bancorp Inc	6.375%	Ba2	5,590,482
	Total Thrifts & Mortgage Finance			8,384,635
	Trading Companies & Distributors – 0.3%
116,146	Air Lease Corp	6.150%	BB+	2,664,389
	Wireless Telecommunication Services – 1.0%
369,965	United States Cellular Corp	7.250%	Ba1	9,522,899
	Total $25 Par (or similar) Retail Preferred (cost $401,916,431)			413,751,358

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 29.1% (18.3% of Total Investments) (9)
	Banks – 21.9%
$2,025	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (5)	6.750%	N/A (3)	Baa2	$2,296,877
5,365	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	5,271,112
2,645	Banco Bilbao Vizcaya Argentaria SA, (5)	6.125%	N/A (3)	Ba2	2,506,772
2,310	Banco Mercantil del Norte SA/Grand Cayman, 144A, (5)	7.625%	N/A (3)	Ba2	2,304,225
8,600	Banco Santander SA, Reg S, (5)	7.500%	N/A (3)	Ba1	8,922,500
8,520	Barclays PLC	7.750%	N/A (3)	BBB-	8,784,716
6,240	Barclays PLC, Reg S, (5)	7.875%	N/A (3)	BBB-	6,433,690
5,040	Barclays PLC	6.125%	N/A (3)	BBB-	5,128,200
7,410	Barclays PLC	8.000%	N/A (3)	BBB-	7,947,225
1,000	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	1,149,370
9,645	BNP Paribas SA, 144A, (4)	7.375%	N/A (3)	BBB	10,766,231
7,495	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	7,951,820
7,760	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	8,553,072
10,315	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	12,103,621
4,145	Credit Suisse Group AG, 144A	5.250%	N/A (3)	BB+	4,173,186
1,600	Danske Bank A/S, Reg S, (5)	7.000%	N/A (3)	BBB-	1,715,130
6,830	HSBC Holdings PLC	6.000%	N/A (3)	BBB	7,080,422
1,500	HSBC Holdings PLC	6.375%	N/A (3)	BBB	1,545,915
12,494	HSBC Holdings PLC	6.375%	N/A (3)	BBB	13,009,377
4,880	ING Groep NV	5.750%	N/A (3)	BBB	5,084,374
2,600	ING Groep NV, Reg S	6.875%	N/A (3)	BBB	2,687,256
3,210	ING Groep NV	6.500%	N/A (3)	BBB	3,398,588
6,390	Intesa Sanpaolo SpA, 144A, (5)	7.700%	N/A (3)	BB-	6,741,450
6,995	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	7,539,988

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$13,555	Lloyds Banking Group PLC, (5)	7.500%	N/A (3)	Baa3	$14,300,525
3,350	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	3,447,150
4,590	Natwest Group PLC	8.000%	N/A (3)	BBB-	5,137,954
5,515	Natwest Group PLC	8.625%	N/A (3)	BBB-	5,692,087
3,445	Natwest Group PLC	6.000%	N/A (3)	BBB-	3,564,542
3,985	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	4,458,219
1,875	Societe Generale SA, 144A	8.000%	N/A (3)	BB	2,106,956
6,536	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	6,973,128
1,646	Societe Generale SA, 144A	6.750%	N/A (3)	BB	1,730,358
4,905	Standard Chartered PLC, 144A, (5)	7.500%	N/A (3)	BBB-	5,064,412
1,815	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	1,930,706
7,610	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	7,990,500
193,841	Total Banks				205,491,654
	Capital Markets – 6.8%
8,950	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	9,487,089
4,980	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	5,347,275
9,084	Credit Suisse Group AG, 144A, (5)	7.250%	N/A (3)	BB+	9,844,422
3,925	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	4,258,625
8,410	Deutsche Bank AG	6.000%	N/A (3)	B+	7,484,900
12,310	UBS Group AG, Reg S, (5)	7.000%	N/A (3)	BBB	13,710,262
6,450	UBS Group AG, 144A	7.000%	N/A (3)	BBB	6,941,813
6,095	UBS Group AG, Reg S, (5)	6.875%	N/A (3)	BBB	6,719,738
60,204	Total Capital Markets				63,794,124
	Equity Real Estate Investment Trust – 0.4%
3,175	ING Groep NV, Reg S	6.750%	N/A (3)	BBB	3,362,522
$257,220	Total Contingent Capital Securities (cost $262,386,370)				272,648,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 9.1% (5.7% of Total Investments)
	Air Freight & Logistics – 0.3%
$3,153	XPO Logistics Inc, 144A, (5)	6.500%	6/15/22	BB-	$3,164,635
	Automobiles – 0.6%
2,825	Ford Motor Co, (5)	8.500%	4/21/23	BB+	3,118,094
2,140	Ford Motor Co	9.000%	4/22/25	BB+	2,517,175
4,965	Total Automobiles				5,635,269
	Chemicals – 0.5%
1,203	Blue Cube Spinco LLC	9.750%	10/15/23	BB-	1,231,571
2,735	Blue Cube Spinco LLC, (5)	10.000%	10/15/25	BB-	2,887,859

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals (continued)
$535	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	$490,863
4,473	Total Chemicals				4,610,293
	Containers & Packaging – 0.2%
1,169	Sealed Air Corp, 144A, (5)	6.875%	7/15/33	BB+	1,508,010
	Diversified Financial Services – 0.4%
6,481	ILFC E-Capital Trust II, 144A	3.230%	12/21/65	BB+	3,596,955
	Entertainment – 1.3%
11,350	Liberty Interactive LLC, (5)	8.500%	7/15/29	BB	12,258,000
	Food & Staples Retailing – 0.8%
6,875	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (5)	7.500%	3/15/26	BB-	7,617,500
	Insurance – 0.3%
2,575	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	2,576,931
	Interactive Media & Services – 0.3%
3,125	TripAdvisor Inc, 144A, (5)	7.000%	7/15/25	BB-	3,250,781
	Media – 1.2%
4,125	Altice Financing SA, 144A, (5)	7.500%	5/15/26	B	4,305,469
4,725	ViacomCBS Inc, (7)	6.875%	4/30/36	BBB	6,463,012
8,850	Total Media				10,768,481
	Multiline Retail – 0.7%
5,650	Nordstrom Inc, 144A, (7)	8.750%	5/15/25	Baa2	6,187,808
	Oil, Gas & Consumable Fuels – 0.6%
5,710	Enviva Partners LP / Enviva Partners Finance Corp, 144A, (5)	6.500%	1/15/26	BB-	6,024,050
	Semiconductors & Semiconductor Equipment – 0.7%
6,358	Amkor Technology Inc, 144A, (5)	6.625%	9/15/27	BB	6,803,060
	Specialty Retail – 0.2%
1,875	L Brands Inc	6.875%	11/01/35	B+	1,903,125
	Technology Hardware, Storage & Peripherals – 0.3%
2,500	Dell International LLC / EMC Corp, 144A, (7)	6.200%	7/15/30	BBB-	3,058,115
	Wireless Telecommunication Services – 0.7%
6,225	T-Mobile USA Inc, (5)	6.500%	1/15/26	BB+	6,486,450
$81,334	Total Corporate Bonds (cost $83,823,040)				85,449,463

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.8% (2.4% of Total Investments)
	Banks – 0.9%
6,400	Wells Fargo & Co	7.500%	Baa2	$8,632,064
	Electric Utilities – 1.3%
132,900	NextEra Energy Inc	6.219%	BBB	6,555,957
102,500	Southern Co	6.750%	BBB	4,954,850
	Total Electric Utilities			11,510,807
	Multi-Utilities – 0.6%
53,900	Sempra Energy	6.750%	N/R	5,502,651
	Semiconductors & Semiconductor Equipment – 1.0%
8,050	Broadcom Inc	8.000%	N/R	9,579,419
	Total Convertible Preferred Securities (cost $34,476,186)			35,224,941
	Total Long-Term Investments (cost $1,425,287,075)			1,477,224,601

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4% (0.9% of Total Investments)
	REPURCHASE AGREEMENTS – 1.4% (0.9% of Total Investments)
$13,431	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $13,431,167, collateralized by $12,144,100 U.S. Treasury Notes, 2.375%, due 5/15/27, value $13,699,861	0.000%	11/02/20	$13,431,167
	Total Short-Term Investments (cost $13,431,167)			13,431,167
	Total Investments (cost $1,438,718,242) – 159.2%			1,490,655,768
	Borrowings – (44.7)% (10), (11)			(418,700,000)
	Reverse Repurchase Agreements – (12.9)% (12)			(121,000,000)
	Other Assets Less Liabilities – (1.6)% (13)			(14,604,521)
	Net Assets Applicable to Common Shares – 100%			$936,351,247
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(244)	12/20	$(33,896,455)	$(33,725,375)	$171,080	$45,750

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(28,602,031)	$(28,602,031)
Morgan Stanley Capital Services, LLC	48,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(6,689,698)	(6,689,698)
Total	$325,500,000								$(35,291,729)	$(35,291,729)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$670,150,539	$ —	$670,150,539
$25 Par (or similar) Retail Preferred	350,528,340	63,223,018	—	413,751,358
Contingent Capital Securities	—	272,648,300	—	272,648,300
Corporate Bonds	—	85,449,463	—	85,449,463
Convertible Preferred Securities	35,224,941	—	—	35,224,941
Short-Term Investments:
Repurchase Agreements	—	13,431,167	—	13,431,167
Investments in Derivatives:
Futures Contracts*	171,080	—	—	171,080
Interest Rate Swaps*	—	(35,291,729)	—	(35,291,729)
Total	$385,924,361	$1,069,610,758	$ —	$1,455,535,119

*	Represents net unrealized appreciation (depreciation).

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $169,212,485.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $313,725,355 have been pledged as collateral for reverse repurchase agreements.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10)	Borrowings as a percentage of Total Investments is 28.1%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $955,870,162 have been pledged as collateral for borrowings.
(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 8.1%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.